Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
February 28, 2025
SDI-NPRT1-0425
1.814104.120
Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/23/2030 (b)(c)(d)	3,346,591	3,328,921
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5586% 12/2/2031 (b)(c)(d)	3,725,000	3,711,963
UNITED STATES - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 3/14/2031 (b)(c)(d)	3,311,658	3,307,088
Financials - 0.1%
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(d)	3,331,650	3,331,284
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(d)	795,000	795,198
		4,126,482
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/2/2031 (b)(c)(d)	3,316,667	3,310,465
Software - 0.2%
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/12/2029 (b)(c)(d)	3,322,157	3,313,619
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (b)(c)(d)	3,336,379	3,325,969
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (b)(c)(d)	3,311,679	3,310,586
		9,950,174
TOTAL INFORMATION TECHNOLOGY		13,260,639

TOTAL UNITED STATES		20,694,209
TOTAL BANK LOAN OBLIGATIONS (Cost $27,720,202)		27,735,093

Common Stocks - 54.8%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	168,790	1,267,613
CANADA - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	238,000	5,436,945
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	132,141	8,620,334
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	343,657	17,086,054
Metro Inc/CN	151,500	10,023,556
		27,109,610
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd	677,604	19,132,624
Imperial Oil Ltd	342,311	23,208,769
South Bow Corp	146,110	3,888,187
		46,229,580
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	16,655	1,297,757
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States) (e)	12,000	1,155,359
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	242,000	2,505,727
TOTAL CANADA		92,355,312
CHINA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	19,000	1,170,590
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (f)	4,260,872	1,508,996
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	110,200	23,758,018
TOTAL CHINA		26,437,604
FRANCE - 0.6%
Consumer Staples - 0.2%
Food Products - 0.1%
Danone SA	101,100	7,215,184
Personal Care Products - 0.1%
L'Oreal SA	9,400	3,456,056
TOTAL CONSUMER STAPLES		10,671,240

Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	604,500	11,732,631
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	66,400	10,310,967
TOTAL FRANCE		32,714,838
GERMANY - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Siemens AG	34,402	7,892,772
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	196,712	2,508,980
TOTAL GERMANY		10,401,752
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	80,102	27,915,547
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	39,000	2,307,647
JAPAN - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	634,248	16,120,110
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	91,303	1,226,056
TOTAL JAPAN		17,346,166
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	459,738	17,219,647
MEXICO - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	10,805	834,470
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	19,240	3,656,562

TOTAL MEXICO		4,491,032
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	67,700	2,697,845
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC (e)	71,900	1,153,995
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (g)(h)	119,856	4,269,740
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Aena SME SA (g)(h)	45,551	10,149,801
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	120,193	1,735,534
TOTAL SPAIN		16,155,075
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	252,138	45,518,473
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (f)	497,296	611,161
UNITED KINGDOM - 1.2%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Unilever PLC	214,200	12,089,871
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC ADR	416,924	31,773,778
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (f)	898,000	8,477,486
Utilities - 0.2%
Electric Utilities - 0.0%
SSE PLC	137,653	2,653,668
Multi-Utilities - 0.2%
National Grid PLC	550,823	6,765,863
TOTAL UNITED KINGDOM		61,760,666
UNITED STATES - 48.1%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.1%
AT&T Inc	190,441	5,219,988
Verizon Communications Inc	1,148,789	49,512,807
		54,732,795
Entertainment - 0.1%
Walt Disney Co/The	64,600	7,351,480
Interactive Media & Services - 0.1%
Alphabet Inc Class A	10,600	1,804,968
Meta Platforms Inc Class A	2,900	1,937,780
		3,742,748
Media - 0.9%
Comcast Corp Class A	1,141,147	40,944,354
Interpublic Group of Cos Inc/The	340,700	9,335,180
		50,279,534
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	77,534	20,910,144
TOTAL COMMUNICATION SERVICES		137,016,701

Consumer Discretionary - 4.6%
Broadline Retail - 0.0%
Amazon.com Inc (f)	8,600	1,825,608
Diversified Consumer Services - 0.2%
H&R Block Inc	246,800	13,453,068
Hotels, Restaurants & Leisure - 2.2%
Churchill Downs Inc	17,000	2,014,500
McDonald's Corp	250,478	77,229,882
Red Rock Resorts Inc Class A	18,100	904,457
Sabre Corp (f)	284,000	1,172,920
Starbucks Corp	285,600	33,075,336
		114,397,095
Specialty Retail - 1.9%
Burlington Stores Inc (f)	75,600	18,849,348
Carvana Co Class A (f)	3,400	792,539
Dick's Sporting Goods Inc	28,500	6,415,350
Lowe's Cos Inc	175,554	43,649,747
TJX Cos Inc/The	233,035	29,073,447
		98,780,431
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co (e)	50,300	4,368,052
Tapestry Inc	134,726	11,508,295
		15,876,347
TOTAL CONSUMER DISCRETIONARY		244,332,549

Consumer Staples - 7.1%
Beverages - 2.6%
Coca-Cola Co/The	1,512,872	107,731,615
Keurig Dr Pepper Inc	851,381	28,538,291
		136,269,906
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc	176,300	3,709,352
BJ's Wholesale Club Holdings Inc (f)	194,822	19,727,676
Costco Wholesale Corp	6,057	6,351,431
Target Corp	191,230	23,758,415
Walmart Inc	254,800	25,125,828
		78,672,702
Household Products - 2.6%
Procter & Gamble Co/The (e)	786,020	136,641,717
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	44,700	3,214,377
Kenvue Inc	996,217	23,510,721
		26,725,098
TOTAL CONSUMER STAPLES		378,309,423

Energy - 4.7%
Energy Equipment & Services - 0.0%
Archrock Inc	34,350	931,572
Kodiak Gas Services Inc	94,128	4,047,504
		4,979,076
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy Inc	28,281	6,463,905
Cheniere Energy Partners LP	11,510	779,342
DHT Holdings Inc	1,055,346	10,912,278
Energy Transfer LP	453,905	8,755,827
Enterprise Products Partners LP	8,620	287,993
Exxon Mobil Corp	1,296,672	144,358,494
Global Partners LP/MA	11,030	633,453
Hess Corp	46,800	6,970,392
Hess Midstream LP Class A	32,120	1,340,368
Mach Natural Resources LP	65,080	966,438
MPLX LP	65,016	3,505,013
Ovintiv Inc	8,400	365,063
Phillips 66	127,424	16,525,619
Plains All American Pipeline LP	192,788	3,921,308
Shell PLC	299,127	9,995,441
Shell PLC rights (f)(i)	299,127	107,087
Sunoco LP	21,259	1,250,242
Targa Resources Corp	32,955	6,647,683
Valero Energy Corp	98,838	12,921,092
Western Midstream Partners LP	72,239	2,931,459
Williams Cos Inc/The	132,834	7,728,282
		247,366,779
TOTAL ENERGY		252,345,855

Financials - 6.6%
Banks - 2.3%
Bank of America Corp	242,679	11,187,502
JPMorgan Chase & Co	49,274	13,040,364
M&T Bank Corp	116,057	22,250,448
PNC Financial Services Group Inc/The	173,460	33,290,443
US Bancorp	662,600	31,075,940
Wells Fargo & Co	122,331	9,580,964
		120,425,661
Capital Markets - 1.0%
Blackrock Inc	43,000	42,044,540
Charles Schwab Corp/The	162,800	12,947,484
		54,992,024
Consumer Finance - 0.5%
Capital One Financial Corp	126,790	25,427,735
Financial Services - 0.4%
Apollo Global Management Inc	79,400	11,852,038
Block Inc Class A (f)	11,500	750,950
Visa Inc Class A	29,800	10,808,758
		23,411,746
Insurance - 2.4%
American Financial Group Inc/OH	91,700	11,579,876
Chubb Ltd	172,336	49,198,481
Hartford Insurance Group Inc/The	201,736	23,861,334
Marsh & McLennan Cos Inc	46,500	11,059,560
The Travelers Companies, Inc.	111,390	28,793,201
		124,492,452
TOTAL FINANCIALS		348,749,618

Health Care - 6.0%
Biotechnology - 2.1%
AbbVie Inc	408,000	85,284,240
Gilead Sciences Inc	233,200	26,657,092
		111,941,332
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	36,904	17,527,924
Life Sciences Tools & Services - 0.4%
Danaher Corp	108,470	22,535,727
Pharmaceuticals - 3.2%
Eli Lilly & Co	26,933	24,795,328
GSK PLC	689,300	12,718,931
Johnson & Johnson	412,798	68,119,926
Merck & Co Inc	406,281	37,479,422
Roche Holding AG	17,573	5,852,342
Royalty Pharma PLC Class A	293,300	9,866,612
Sanofi SA ADR	104,255	5,678,770
		164,511,331
TOTAL HEALTH CARE		316,516,314

Industrials - 6.2%
Aerospace & Defense - 1.4%
Byrna Technologies Inc (f)	87,500	2,251,374
GE Aerospace	152,475	31,559,276
General Dynamics Corp	80,400	20,309,040
Huntington Ingalls Industries Inc	59,575	10,460,179
Northrop Grumman Corp	26,602	12,283,207
		76,863,076
Building Products - 0.5%
Builders FirstSource Inc (f)	6,600	917,334
Johnson Controls International plc	320,890	27,487,437
		28,404,771
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	251,600	11,361,346
GFL Environmental Inc Subordinate Voting Shares (United States)	91,866	4,148,669
Republic Services Inc	16,431	3,894,476
Veralto Corp	38,190	3,809,834
Waste Connections Inc (United States)	12,614	2,393,633
Waste Management Inc	12,800	2,979,584
		28,587,542
Construction & Engineering - 0.1%
EMCOR Group Inc	4,800	1,962,768
Ferrovial SE	38,576	1,713,520
IES Holdings Inc (f)	6,200	1,105,646
		4,781,934
Electrical Equipment - 1.8%
AMETEK Inc	39,900	7,553,070
Eaton Corp PLC	228,128	66,914,506
GE Vernova Inc	44,546	14,930,928
		89,398,504
Ground Transportation - 0.5%
CSX Corp	33,295	1,065,773
Norfolk Southern Corp	85,800	21,085,350
Union Pacific Corp	14,078	3,472,902
		25,624,025
Machinery - 0.8%
Chart Industries Inc (f)	10,700	2,038,885
ITT Inc	281,600	39,773,184
Westinghouse Air Brake Technologies Corp	3,065	568,128
		42,380,197
Passenger Airlines - 0.0%
Alaska Air Group Inc (f)	18,400	1,329,952
Professional Services - 0.2%
KBR Inc	187,900	9,212,737
Trading Companies & Distributors - 0.4%
Watsco Inc	45,080	22,735,196
TOTAL INDUSTRIALS		329,317,934

Information Technology - 4.3%
Communications Equipment - 1.6%
Cisco Systems Inc	1,279,589	82,034,451
Lumentum Holdings Inc (f)	9,960	700,487
		82,734,938
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises Inc (f)	9,300	1,431,083
IT Services - 0.5%
Amdocs Ltd	274,039	23,909,903
Okta Inc Class A (f)	10,900	986,341
		24,896,244
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices Inc	188,556	43,379,193
Broadcom Inc	16,400	3,270,652
Marvell Technology Inc	10,515	965,487
NVIDIA Corp	19,418	2,425,697
		50,041,029
Software - 0.8%
Adobe Inc (f)	2,300	1,008,688
Gen Digital Inc	286,100	7,819,113
Microsoft Corp	72,267	28,689,277
MicroStrategy Inc Class A (f)	13,310	3,399,773
		40,916,851
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	120,445	29,128,419
TOTAL INFORMATION TECHNOLOGY		229,148,564

Materials - 1.6%
Chemicals - 0.8%
Albemarle Corp (e)	75,100	5,784,953
Linde PLC	74,318	34,710,222
		40,495,175
Containers & Packaging - 0.5%
Ball Corp	203,800	10,738,222
Crown Holdings Inc	193,332	17,328,347
		28,066,569
Metals & Mining - 0.3%
Freeport-McMoRan Inc	384,858	14,205,109
TOTAL MATERIALS		82,766,853

Real Estate - 0.8%
Health Care REITs - 0.2%
Ventas Inc	65,300	4,517,454
Welltower Inc	33,343	5,118,484
		9,635,938
Industrial REITs - 0.0%
Prologis Inc	10,202	1,264,232
Office REITs - 0.0%
BXP Inc	13,900	985,927
Douglas Emmett Inc	56,600	979,180
		1,965,107
Specialized REITs - 0.6%
American Tower Corp	58,213	11,969,757
Equinix Inc	2,278	2,060,724
Lamar Advertising Co Class A	131,468	16,332,270
		30,362,751
TOTAL REAL ESTATE		43,228,028

Utilities - 3.6%
Electric Utilities - 2.4%
Constellation Energy Corp	69,425	17,394,087
Duke Energy Corp	29,330	3,445,982
Entergy Corp	31,820	2,778,204
Evergy Inc	39,788	2,741,791
Exelon Corp	228,669	10,107,170
NextEra Energy Inc	483,041	33,894,987
PG&E Corp	549,118	8,972,588
Southern Co/The	241,748	21,706,553
TXNM Energy Inc	38,553	2,014,393
Xcel Energy Inc	278,726	20,096,145
		123,151,900
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	6,296,695
Suburban Propane Partners LP	26,710	554,500
		6,851,195
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	141,166	1,636,114
Vistra Corp	124,183	16,598,300
		18,234,414
Multi-Utilities - 0.8%
Ameren Corp	178,183	18,096,266
NiSource Inc	42,774	1,745,607
Sempra	64,506	4,616,694
WEC Energy Group Inc	152,667	16,288,042
		40,746,609
TOTAL UTILITIES		188,984,118

TOTAL UNITED STATES		2,550,715,957
TOTAL COMMON STOCKS (Cost $1,987,749,988)		2,911,070,330

Convertible Corporate Bonds - 13.7%
	Principal Amount (a)	Value ($)
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (g)	1,510,000	2,176,665
JD.com Inc 0.25% 6/1/2029 (g)	1,218,000	1,426,887
		3,603,552
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (g)	1,249,000	1,099,120
TOTAL CHINA		4,702,672
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC 2.5% 2/1/2030	1,175,000	985,590
UNITED STATES - 13.6%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc 4.25% 3/1/2032 (g)	1,514,000	1,990,910
Entertainment - 0.6%
Cinemark Holdings Inc 4.5% 8/15/2025	1,723,000	3,097,093
Liberty Media Corp 2.375% 9/30/2053 (g)	5,203,000	7,661,418
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	3,992,000	5,061,856
Live Nation Entertainment Inc 2.875% 1/15/2030 (g)	5,327,000	5,582,696
Live Nation Entertainment Inc 3.125% 1/15/2029	3,366,000	4,968,216
Sphere Entertainment Co 3.5% 12/1/2028	536,000	769,963
Zynga Inc 0% 12/15/2026 (j)	1,969,000	1,912,836
		29,054,078
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings Inc 0.5% 6/30/2051 (g)	1,399,000	1,392,844
Snap Inc 0% 5/1/2027 (k)	2,631,000	2,341,590
Snap Inc 0.125% 3/1/2028	2,550,000	2,150,925
Snap Inc 0.5% 5/1/2030 (g)	4,957,000	4,324,983
Snap Inc 0.75% 8/1/2026	746,000	731,528
		10,941,870
Media - 0.3%
Cardlytics Inc 4.25% 4/1/2029 (g)	542,000	281,162
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,106,492	7,598,766
Liberty Broadband Corp 3.125% 3/31/2053 (g)	4,585,000	4,575,830
Liberty Broadband Corp 3.125% 6/30/2054 (g)	2,584,000	2,934,132
Magnite Inc 0.25% 3/15/2026	565,000	533,247
		15,923,137
TOTAL COMMUNICATION SERVICES		57,909,995

Consumer Discretionary - 1.7%
Automobile Components - 0.0%
Patrick Industries Inc 1.75% 12/1/2028	2,190,000	3,209,445
Automobiles - 0.5%
Ford Motor Co 0% 3/15/2026 (k)	7,654,000	7,428,207
Lucid Group Inc 1.25% 12/15/2026 (g)	7,288,000	5,812,180
Rivian Automotive Inc 3.625% 10/15/2030	6,790,000	5,767,426
Rivian Automotive Inc 4.625% 3/15/2029	4,948,000	4,762,450
Winnebago Industries Inc 3.25% 1/15/2030	2,002,000	1,772,771
		25,543,034
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	2,370,000	2,292,975
Etsy Inc 0.25% 6/15/2028	2,250,000	1,881,592
		4,174,567
Diversified Consumer Services - 0.1%
Stride Inc 1.125% 9/1/2027	1,450,000	3,808,425
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings Inc 0.75% 5/1/2025	2,823,000	7,537,921
Carnival Corp 5.75% 12/1/2027	3,767,000	7,330,582
Cheesecake Factory Inc/The 2% 3/15/2030 (g)	520,000	527,280
Cracker Barrel Old Country Store Inc 0.625% 6/15/2026	1,606,000	1,545,775
DraftKings Holdings Inc 0% 3/15/2028 (j)	3,131,000	2,783,459
Expedia Group Inc 0% 2/15/2026 (j)	3,060,000	3,084,480
NCL Corp Ltd 1.125% 2/15/2027	5,107,000	5,124,875
NCL Corp Ltd 2.5% 2/15/2027	1,674,000	1,725,826
NCL Corp Ltd 5.375% 8/1/2025	1,625,000	2,083,088
Penn Entertainment Inc 2.75% 5/15/2026	2,772,000	3,097,661
Royal Caribbean Cruises Ltd 6% 8/15/2025	1,109,000	5,473,470
Shake Shack Inc 0% 3/1/2028 (j)	1,004,000	961,330
		41,275,747
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (g)	3,582,000	3,481,704
Leisure Products - 0.1%
Peloton Interactive Inc 0% 2/15/2026 (k)	1,696,000	1,598,480
Peloton Interactive Inc 5.5% 12/1/2029 (g)	1,388,000	2,682,310
Topgolf Callaway Brands Corp 2.75% 5/1/2026	603,000	578,880
		4,859,670
Specialty Retail - 0.1%
Burlington Stores Inc 1.25% 12/15/2027	719,000	974,605
RealReal Inc/The 4% 2/15/2031	1,057,000	968,476
Wayfair Inc 0.625% 10/1/2025	2,300,000	2,231,000
Wayfair Inc 3.25% 9/15/2027	358,000	369,098
Wayfair Inc 3.5% 11/15/2028	177,000	208,081
		4,751,260
TOTAL CONSUMER DISCRETIONARY		91,103,852

Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	1,376,000	2,308,928
Post Holdings Inc 2.5% 8/15/2027	2,020,000	2,359,360
		4,668,288
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	883,000	754,434
TOTAL CONSUMER STAPLES		5,422,722

Energy - 0.2%
Energy Equipment & Services - 0.0%
Transocean Inc 4.625% 9/30/2029	361,000	419,879
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 2.25% 11/1/2030 (g)	2,024,000	2,414,834
CNX Resources Corp 2.25% 5/1/2026	1,160,000	2,622,180
Northern Oil & Gas Inc 3.625% 4/15/2029	1,718,000	1,852,863
Peabody Energy Corp 3.25% 3/1/2028	1,052,000	1,094,711
Permian Resources Operating LLC 3.25% 4/1/2028	589,000	1,428,031
World Kinect Corp 3.25% 7/1/2028	1,193,000	1,416,091
		10,828,710
TOTAL ENERGY		11,248,589

Financials - 0.7%
Capital Markets - 0.2%
Coinbase Global Inc 0.25% 4/1/2030 (g)	4,345,000	4,329,792
Coinbase Global Inc 0.5% 6/1/2026	4,525,000	4,554,413
		8,884,205
Consumer Finance - 0.2%
Lendingtree Inc 0.5% 7/15/2025	1,424,000	1,381,280
SoFi Technologies Inc 1.25% 3/15/2029 (g)	3,159,000	5,351,346
Upstart Holdings Inc 2% 10/1/2029 (g)	2,521,000	4,292,003
		11,024,629
Financial Services - 0.3%
Affirm Holdings Inc 0.75% 12/15/2029 (g)	4,797,000	4,852,645
Global Payments Inc 1.5% 3/1/2031 (g)	3,772,000	3,592,830
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (g)	1,214,000	1,466,512
Repay Holdings Corp 2.875% 7/15/2029 (g)	1,079,000	998,615
Shift4 Payments Inc 0% 12/15/2025 (k)	2,242,000	2,904,511
Shift4 Payments Inc 0.5% 8/1/2027	2,580,000	2,761,890
		16,577,003
Insurance - 0.0%
HCI Group Inc 4.75% 6/1/2042	568,000	955,659
TOTAL FINANCIALS		37,441,496

Health Care - 1.8%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	4,229,000	4,641,328
Bridgebio Pharma Inc 1.75% 3/1/2031 (g)	1,120,000	1,180,480
Bridgebio Pharma Inc 2.25% 2/1/2029	2,498,000	2,265,686
Bridgebio Pharma Inc 2.5% 3/15/2027	1,827,000	2,085,155
Cytokinetics Inc 3.5% 7/1/2027	3,318,000	3,958,374
Dynavax Technologies Corp 2.5% 5/15/2026	125,000	172,875
Exact Sciences Corp 0.375% 3/1/2028	796,000	699,959
Exact Sciences Corp 0.375% 3/15/2027	713,000	657,029
Exact Sciences Corp 1.75% 4/15/2031 (g)	6,903,000	6,091,898
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,034,000	1,065,020
Halozyme Therapeutics Inc 1% 8/15/2028	2,645,000	3,220,288
Insmed Inc 0.75% 6/1/2028	1,950,000	4,950,075
Ionis Pharmaceuticals Inc 0% 4/1/2026 (j)	2,262,000	2,225,808
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	2,107,000	2,084,613
Mirum Pharmaceuticals Inc 4% 5/1/2029	1,102,000	1,856,870
Novavax Inc 5% 12/15/2027	437,000	442,463
Sarepta Therapeutics Inc 1.25% 9/15/2027	3,872,000	4,036,682
Travere Therapeutics Inc 2.25% 3/1/2029	1,151,000	1,229,412
		42,864,015
Health Care Equipment & Supplies - 0.6%
CONMED Corp 2.25% 6/15/2027	1,755,000	1,651,455
Dexcom Inc 0.375% 5/15/2028	2,242,000	2,080,576
Enovis Corp 3.875% 10/15/2028	1,685,000	1,719,095
Envista Holdings Corp 2.375% 6/1/2025	1,858,000	1,981,557
Haemonetics Corp 2.5% 6/1/2029 (g)	1,445,000	1,375,640
Insulet Corp 0.375% 9/1/2026	3,419,000	4,434,101
Integer Holdings Corp 2.125% 2/15/2028	1,785,000	2,687,318
iRhythm Technologies Inc 1.5% 9/1/2029 (g)	2,780,000	2,959,310
Lantheus Holdings Inc 2.625% 12/15/2027	1,940,000	2,658,770
LeMaitre Vascular Inc 2.5% 2/1/2030 (g)	597,000	615,506
LivaNova PLC 2.5% 3/15/2029 (g)	1,269,000	1,209,992
Merit Medical Systems Inc 3% 2/1/2029 (g)	2,557,000	3,382,911
NuVasive LLC 0.375% 3/15/2025	1,004,000	1,000,873
Omnicell Inc 1% 12/1/2029 (g)	685,000	667,532
Tandem Diabetes Care Inc 1.5% 3/15/2029 (g)	1,093,000	1,074,966
TransMedics Group Inc 1.5% 6/1/2028	1,626,000	1,873,965
		31,373,567
Health Care Providers & Services - 0.1%
Alignment Healthcare Inc 4.25% 11/15/2029 (g)	1,085,000	1,408,873
Guardant Health Inc 0% 11/15/2027 (k)	1,713,000	1,514,977
Guardant Health Inc 1.25% 2/15/2031	1,820,000	1,840,856
OPKO Health Inc 3.75% 1/15/2029	688,000	1,130,835
		5,895,541
Health Care Technology - 0.1%
Evolent Health Inc 3.5% 12/1/2029	2,132,000	1,746,961
Teladoc Health Inc 1.25% 6/1/2027	1,843,000	1,679,526
Veradigm Inc 0.875% 1/1/2027	69,000	72,622
		3,499,109
Life Sciences Tools & Services - 0.0%
Repligen Corp 1% 12/15/2028	2,497,000	2,646,820
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	1,340,000	1,180,942
Jazz Investments I Ltd 2% 6/15/2026	2,836,000	3,069,970
Jazz Investments I Ltd 3.125% 9/15/2030 (g)	3,666,000	4,357,041
Pacira BioSciences Inc 2.125% 5/15/2029 (g)	899,000	863,579
		9,471,532
TOTAL HEALTH CARE		95,750,584

Industrials - 1.3%
Aerospace & Defense - 0.2%
Axon Enterprise Inc 0.5% 12/15/2027	2,636,000	6,189,328
Rocket Lab USA Inc 4.25% 2/1/2029 (g)	1,384,000	5,672,670
Spirit AeroSystems Inc 3.25% 11/1/2028	779,000	1,071,125
		12,933,123
Commercial Services & Supplies - 0.0%
Tetra Tech Inc 2.25% 8/15/2028	2,575,000	2,628,817
Construction & Engineering - 0.2%
Fluor Corp 1.125% 8/15/2029	2,783,000	3,035,418
Granite Construction Inc 3.25% 6/15/2030 (g)	1,960,000	2,465,288
Granite Construction Inc 3.75% 5/15/2028	1,363,000	2,538,588
		8,039,294
Electrical Equipment - 0.2%
Array Technologies Inc 1% 12/1/2028	1,606,000	1,188,440
Bloom Energy Corp 3% 6/1/2028	124,000	185,504
Bloom Energy Corp 3% 6/1/2029 (g)	3,854,000	5,428,744
Fluence Energy Inc 2.25% 6/15/2030 (g)	549,000	371,618
Stem Inc 4.25% 4/1/2030 (g)	1,120,000	269,136
Sunrun Inc 4% 3/1/2030 (g)	1,795,000	1,379,458
		8,822,900
Ground Transportation - 0.3%
Hertz Corp/The 8% 7/15/2029 pay-in-kind (g)	28,937	30,022
Lyft Inc 0.625% 3/1/2029 (g)	2,622,000	2,601,821
Lyft Inc 1.5% 5/15/2025	1,334,000	1,322,661
Uber Technologies Inc 0% 12/15/2025 (k)	3,959,000	4,289,577
Uber Technologies Inc 0.875% 12/1/2028	5,986,000	7,422,640
		15,666,721
Machinery - 0.1%
Middleby Corp/The 1% 9/1/2025	2,555,000	3,322,521
Passenger Airlines - 0.2%
American Airlines Group Inc 6.5% 7/1/2025	2,445,000	2,561,138
JetBlue Airways Corp 2.5% 9/1/2029 (g)	2,349,000	2,971,485
Southwest Airlines Co 1.25% 5/1/2025	4,708,000	4,679,752
		10,212,375
Professional Services - 0.1%
CSG Systems International Inc 3.875% 9/15/2028	1,365,000	1,511,738
Parsons Corp 2.625% 3/1/2029 (g)	4,330,000	4,249,895
		5,761,633
TOTAL INDUSTRIALS		67,387,384

Information Technology - 4.8%
Communications Equipment - 0.3%
Infinera Corp 3.75% 8/1/2028	1,464,000	1,802,476
Lumentum Holdings Inc 0.5% 12/15/2026	3,823,000	4,027,531
Lumentum Holdings Inc 0.5% 6/15/2028	5,482,000	5,117,447
Lumentum Holdings Inc 1.5% 12/15/2029	2,086,000	2,606,457
		13,553,911
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries Inc 2.5% 9/15/2028	1,095,000	1,202,638
Itron Inc 1.375% 7/15/2030 (g)	1,321,000	1,409,507
OSI Systems Inc 2.25% 8/1/2029 (g)	2,253,000	2,785,384
PAR Technology Corp 1% 1/15/2030 (g)	2,493,000	2,444,387
PAR Technology Corp 1.5% 10/15/2027	98,000	110,985
Vishay Intertechnology Inc 2.25% 9/15/2030	2,080,000	1,886,560
		9,839,461
IT Services - 0.6%
Akamai Technologies Inc 0.125% 5/1/2025	4,166,000	4,138,921
Akamai Technologies Inc 0.375% 9/1/2027	4,406,000	4,271,617
Akamai Technologies Inc 1.125% 2/15/2029	4,545,000	4,270,028
Applied Digital Corp 2.75% 6/1/2030 (g)	1,534,000	1,657,486
Cloudflare Inc 0% 8/15/2026 (j)	4,537,000	4,795,155
Snowflake Inc 0% 10/1/2027 (g)(k)	4,017,000	5,181,930
Snowflake Inc 0% 10/1/2029 (g)(k)	4,021,000	5,281,584
		29,596,721
Semiconductors & Semiconductor Equipment - 0.8%
Impinj Inc 1.125% 5/15/2027	907,000	1,033,979
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (g)(k)	1,119,000	1,074,800
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	547,000	782,210
Microchip Technology Inc 0.75% 6/1/2030 (g)	6,622,000	6,257,790
MKS Instruments Inc 1.25% 6/1/2030 (g)	8,246,000	7,677,026
ON Semiconductor Corp 0% 5/1/2027 (j)	2,317,000	2,589,479
ON Semiconductor Corp 0.5% 3/1/2029	9,913,000	8,754,171
Penguin Solutions Inc 2% 8/15/2030 (g)	605,000	596,832
Semtech Corp 1.625% 11/1/2027	1,075,000	1,372,238
Synaptics Inc 0.75% 12/1/2031 (g)	2,453,000	2,352,427
Veeco Instruments Inc 2.875% 6/1/2029	1,588,000	1,738,066
Wolfspeed Inc 1.75% 5/1/2026	879,000	784,947
Wolfspeed Inc 1.875% 12/1/2029	14,948,000	5,650,344
		40,664,309
Software - 2.6%
Altair Engineering Inc 1.75% 6/15/2027	2,260,000	3,596,338
Bentley Systems Inc 0.125% 1/15/2026	2,467,000	2,404,092
Bentley Systems Inc 0.375% 7/1/2027	2,260,000	2,066,770
BILL Holdings Inc 0% 4/1/2030 (g)(j)	7,517,000	6,363,141
BlackLine Inc 1% 6/1/2029 (g)	3,162,000	3,098,760
Box Inc 0% 1/15/2026 (j)	666,000	864,801
Box Inc 1.5% 9/15/2029 (g)	1,678,000	1,658,703
Cerence Inc 1.5% 7/1/2028	630,000	481,004
Cleanspark Inc 0% 6/15/2030 (g)(j)	2,209,000	1,751,958
Confluent Inc 0% 1/15/2027 (k)	3,183,000	2,921,994
Core Scientific Inc 0% 6/15/2031 (g)(j)	5,128,000	4,807,500
Core Scientific Inc 3% 9/1/2029 (g)	1,601,000	2,131,732
Datadog Inc 0% 12/1/2029 (g)(k)	6,629,000	5,972,729
Datadog Inc 0.125% 6/15/2025	2,044,000	2,607,122
Dropbox Inc 0% 3/1/2026 (k)	1,297,000	1,267,169
Dropbox Inc 0% 3/1/2028 (k)	1,316,000	1,281,784
Five9 Inc 1% 3/15/2029	2,896,000	2,570,200
Guidewire Software Inc 1.25% 11/1/2029 (g)	4,494,000	4,781,616
Guidewire Software Inc 1.25% 3/15/2025	577,000	1,019,559
HubSpot Inc 0.375% 6/1/2025	1,620,000	4,135,497
InterDigital Inc 3.5% 6/1/2027	1,636,000	4,534,992
LivePerson Inc 0% 12/15/2026 (j)	1,421,000	540,690
MARA Holdings Inc 0% 3/1/2030 (g)(k)	3,566,000	2,804,659
MARA Holdings Inc 0% 6/1/2031 (g)(k)	3,554,000	2,745,465
MARA Holdings Inc 2.125% 9/1/2031 (g)	900,000	857,790
MicroStrategy Inc 0% 12/1/2029 (g)(j)	8,446,000	6,579,434
MicroStrategy Inc 0% 3/1/2030 (g)(k)	7,170,000	6,475,164
MicroStrategy Inc 0.625% 3/15/2030 (g)	2,837,000	5,153,411
MicroStrategy Inc 0.625% 9/15/2028 (g)	3,324,000	5,260,230
MicroStrategy Inc 0.875% 3/15/2031 (g)	2,078,000	2,694,918
MicroStrategy Inc 2.25% 6/15/2032 (g)	125,000	181,375
Nutanix Inc 0.25% 10/1/2027	2,001,000	2,838,419
Pagaya Technologies Ltd 6.125% 10/1/2029 (g)	491,000	612,767
PagerDuty Inc 1.5% 10/15/2028	1,614,000	1,563,643
Palo Alto Networks Inc 0.375% 6/1/2025	1,816,000	6,952,556
Progress Software Corp 1% 4/15/2026	1,226,000	1,338,179
Progress Software Corp 3.5% 3/1/2030 (g)	2,004,000	2,145,723
Q2 Holdings Inc 0.75% 6/1/2026	1,625,000	1,851,525
Rapid7 Inc 0.25% 3/15/2027	130,000	118,950
Rapid7 Inc 1.25% 3/15/2029	962,000	826,166
Riot Platforms Inc 0.75% 1/15/2030 (g)	2,952,000	2,612,520
Terawulf Inc 2.75% 2/1/2030 (g)	1,742,000	1,464,325
Tyler Technologies Inc 0.25% 3/15/2026	3,967,000	5,018,255
Unity Software Inc 0% 3/15/2030 (g)(k)	3,303,000	3,377,318
Varonis Systems Inc 1% 9/15/2029 (g)	3,820,000	3,577,430
Varonis Systems Inc 1.25% 8/15/2025	878,000	1,231,395
Vertex Inc 0.75% 5/1/2029 (g)	1,202,000	1,346,240
Workiva Inc 1.25% 8/15/2028	2,732,000	2,641,844
Zscaler Inc 0.125% 7/1/2025	4,236,000	5,597,874
		138,725,726
Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman 3.5% 6/1/2028	5,677,000	7,632,727
Super Micro Computer Inc 3.5% 3/1/2029	5,518,000	5,669,745
Western Digital Corp 3% 11/15/2028	5,759,000	8,039,564
		21,342,036
TOTAL INFORMATION TECHNOLOGY		253,722,164

Materials - 0.2%
Chemicals - 0.0%
Livent Corp 4.125% 7/15/2025	597,000	959,976
PureCycle Technologies Inc 7.25% 8/15/2030 (g)	451,000	447,540
		1,407,516
Metals & Mining - 0.2%
MP Materials Corp 3% 3/1/2030 (g)	2,881,000	3,896,553
United States Steel Corp 5% 11/1/2026	1,258,000	3,791,612
		7,688,165
TOTAL MATERIALS		9,095,681

Real Estate - 0.7%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	4,094,000	5,242,367
Welltower OP LLC 2.75% 5/15/2028 (g)	6,450,000	10,500,600
		15,742,967
Industrial REITs - 0.1%
Rexford Industrial Realty LP 4.125% 3/15/2029 (g)	2,472,000	2,457,168
Rexford Industrial Realty LP 4.375% 3/15/2027 (g)	2,459,000	2,447,935
		4,905,103
Office REITs - 0.0%
COPT Defense Properties LP 5.25% 9/15/2028 (g)	1,214,000	1,336,007
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	3,472,000	3,255,000
Redfin Corp 0.5% 4/1/2027	6,426,000	5,108,670
Zillow Group Inc 2.75% 5/15/2025	1,438,000	1,665,923
		10,029,593
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (g)	950,000	965,200
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (g)	4,740,000	4,787,400
TOTAL REAL ESTATE		37,766,270

Utilities - 1.0%
Electric Utilities - 0.7%
Alliant Energy Corp 3.875% 3/15/2026	1,880,000	2,005,960
Duke Energy Corp 4.125% 4/15/2026	1,738,000	1,847,494
Evergy Inc 4.5% 12/15/2027	3,824,000	4,445,400
FirstEnergy Corp 4% 5/1/2026	1,120,000	1,123,919
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,866,000	3,274,405
NRG Energy Inc 2.75% 6/1/2048	833,000	2,142,393
PG&E Corp 4.25% 12/1/2027	7,443,000	7,735,862
PPL Capital Funding Inc 2.875% 3/15/2028	3,820,000	4,167,620
Southern Co/The 3.875% 12/15/2025	2,989,000	3,295,373
Southern Co/The 4.5% 6/15/2027 (g)	4,448,000	4,826,080
TXNM Energy Inc 5.75% 6/1/2054 (g)	2,730,000	3,390,387
		38,254,893
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028 (g)	1,923,000	2,514,322
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies Inc 2.5% 7/15/2027	1,115,000	1,127,265
Sunnova Energy International Inc 2.625% 2/15/2028	4,855,000	1,150,635
XPLR Infrastructure LP 0% 11/15/2025 (g)(k)	2,092,000	1,985,308
		4,263,208
Multi-Utilities - 0.1%
CenterPoint Energy Inc 4.25% 8/15/2026	2,332,000	2,463,758
CMS Energy Corp 3.375% 5/1/2028	1,326,000	1,440,699
WEC Energy Group Inc 4.375% 6/1/2027 (g)	881,000	1,007,864
WEC Energy Group Inc 4.375% 6/1/2029 (g)	901,000	1,048,764
		5,961,085
Water Utilities - 0.1%
American Water Capital Corp 3.625% 6/15/2026	4,269,000	4,271,135
TOTAL UTILITIES		55,264,643

TOTAL UNITED STATES		722,113,380
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $666,259,461)		727,801,642

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
UNITED STATES - 2.3%
Financials - 1.2%
Banks - 0.9%
Bank of America Corp Series L, 7.25%	10,562	13,081,038
Wells Fargo & Co Series L, 7.5%	25,200	30,709,260
		43,790,298
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	144,270	7,777,596
Financial Services - 0.2%
Apollo Global Management Inc Series A, 6.75%	139,600	11,000,335
TOTAL FINANCIALS		62,568,229

Health Care - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services Inc 6.75%	32,200	2,241,442
Industrials - 0.5%
Aerospace & Defense - 0.5%
Boeing Co Series A, 6%	419,000	25,102,290
Information Technology - 0.1%
Software - 0.0%
MicroStrategy Inc 8%	38,400	3,593,387
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	100,700	5,798,306
TOTAL INFORMATION TECHNOLOGY		9,391,693

Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy Inc 6.926%	144,424	5,826,064
NextEra Energy Inc 7.234%	57,500	2,575,425
NextEra Energy Inc 7.299%	146,200	6,989,822
PG&E Corp Series A, 6%	206,200	8,668,648
		24,059,959
TOTAL UNITED STATES		123,363,613
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $114,943,189)		123,363,613

Domestic Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (l) (Cost $625,353,855)	5,501,354	788,454,119

Non-Convertible Corporate Bonds - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 7.2% 6/27/2054 (d)	14,420,000	14,846,731
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada 6.35% 11/24/2084 (d)	906,000	872,319
TOTAL CANADA		15,719,050
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)	2,700,000	2,782,544
UNITED STATES - 0.9%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Match Group Holdings II LLC 3.625% 10/1/2031 (g)	4,235,000	3,660,745
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 8% 5/15/2054 (d)	1,045,000	1,111,137
Financials - 0.4%
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.1489% 12/21/2065 (b)(d)(g)	14,050,000	11,893,068
Insurance - 0.2%
MetLife Inc 6.4% 12/15/2066 (d)	8,000,000	8,291,232
TOTAL FINANCIALS		20,184,300

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (g)(m)(n)(o)	1,441,653	1,403,882
Utilities - 0.4%
Electric Utilities - 0.4%
Evergy Inc 6.65% 6/1/2055 (d)	3,000,000	2,996,975
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (d)	6,877,000	6,900,325
PG&E Corp 7.375% 3/15/2055 (d)	1,380,000	1,363,874
Southern Co/The 4% 1/15/2051 (d)	5,900,000	5,828,767
Southern Co/The 6.375% 3/15/2055 (d)	1,845,000	1,857,039
		18,946,980
Multi-Utilities - 0.0%
CMS Energy Corp 3.75% 12/1/2050 (d)	450,000	396,571
Dominion Energy Inc 6.625% 5/15/2055 (d)	4,000,000	4,037,409
		4,433,980
TOTAL UTILITIES		23,380,960

TOTAL UNITED STATES		49,741,024
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $66,259,929)		68,242,618

Non-Convertible Preferred Stocks - 6.4%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	36,300	600,039
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (b)(d)	57,500	1,311,000
Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield BRP Holdings Canada Inc 7.25%	81,000	2,003,130
Utilities - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Finance ULC 5%	36,400	672,672
Brookfield Infrastructure Finance ULC 7.25%	81,600	2,035,920
		2,708,592
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	121,600	2,369,984
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	952,219
Brookfield Infrastructure Partners LP Series A, 5%	58,810	1,040,349
		1,992,568
TOTAL UTILITIES		7,071,144

TOTAL CANADA		10,385,274
UNITED STATES - 6.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Inc 4.75%	228,800	4,564,560
AT&T Inc 5.35%	274,600	6,579,416
AT&T Inc Series A, 5%	77,800	1,667,254
		12,811,230
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	7,300	181,697
Financials - 4.9%
Banks - 3.0%
Bank of America Corp 4.25%	707,193	13,309,372
Bank of America Corp 4.375%	661,500	12,879,405
Bank of America Corp 4.75%	114,400	2,373,800
Bank of America Corp 5%	456,824	9,835,421
Bank of America Corp Series KK, 5.375%	17,367	401,004
Bank of America Corp Series PP, 4.125%	528,695	9,701,553
JPMorgan Chase & Co 4.55%	709,600	14,610,664
JPMorgan Chase & Co 4.625%	630,600	13,148,010
JPMorgan Chase & Co 4.75%	203,200	4,372,864
JPMorgan Chase & Co 5.75%	142,561	3,581,132
JPMorgan Chase & Co Series MM, 4.2%	1,089,800	21,033,140
Truist Financial Corp 4.75%	227,288	4,627,584
US Bancorp Series K, 5.5%	91,500	2,202,405
US Bancorp Series L, 3.75%	137,300	2,269,569
US Bancorp Series M, 4%	219,167	3,872,681
Wells Fargo & Co 4.25%	471,400	8,801,038
Wells Fargo & Co 4.7%	366,100	7,376,915
Wells Fargo & Co Series CC, 4.375%	215,633	4,116,434
Wells Fargo & Co Series Y, 5.625%	28,590	690,448
Wells Fargo & Co Series Z, 4.75%	941,424	19,280,364
		158,483,803
Capital Markets - 0.7%
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,150,877
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,824,090
Charles Schwab Corp/The 4.45%	183,100	3,616,225
Morgan Stanley 3 month U.S. LIBOR + 3.708%, 6.375% (b)(d)	26,944	680,605
Morgan Stanley 5.85% (d)	392,700	9,829,282
Morgan Stanley 6.625%	195,500	5,098,640
Morgan Stanley Series E, 7.125% (d)	22,900	584,179
Morgan Stanley Series O, 4.25%	442,100	8,413,163
Northern Trust Corp Series E, 4.7%	82,400	1,699,912
State Street Corp 5.35% (d)	17,700	426,570
Stifel Financial Corp Series D, 4.5%	105,200	1,939,888
		37,263,431
Financial Services - 0.2%
Apollo Global Management Inc 7.625% (d)	27,000	717,660
Carlyle Finance LLC 4.625%	276,300	5,003,793
Equitable Holdings Inc 4.3%	71,699	1,320,337
Equitable Holdings Inc Series A, 5.25%	77,300	1,658,858
		8,700,648
Insurance - 1.0%
Allstate Corp/The 5.1%	449,400	9,954,210
Allstate Corp/The Series I, 4.75%	114,400	2,356,640
Allstate Corp/The Series J, 7.375%	31,100	841,877
American Financial Group Inc/OH 4.5%	49,200	877,236
Athene Holding Ltd 7.25% (d)	130,100	3,368,289
Athene Holding Ltd 7.75% (d)	124,500	3,266,880
Athene Holding Ltd Series A, 6.35% (d)	169,300	4,259,588
Athene Holding Ltd Series C, 6.375% (d)	182,600	4,619,780
Athene Holding Ltd Series D, 4.875%	311,200	5,682,512
Enstar Group Ltd 7% (d)	78,200	1,652,366
F&G Annuities & Life Inc 7.3%	71,800	1,784,948
MetLife Inc Series F, 4.75%	137,300	2,851,721
Prudential Financial Inc 4.125%	91,500	1,705,560
W R Berkley Corp 4.125%	193,556	3,507,235
W R Berkley Corp 4.25%	151,694	2,742,628
W R Berkley Corp 5.1%	91,500	1,932,479
		51,403,949
TOTAL FINANCIALS		255,851,831

Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	764,867
Summit Hotel Properties Inc Series E, 6.25%	19,300	385,035
Summit Hotel Properties Inc Series F, 5.875%	63,698	1,214,084
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	384,300
		2,748,286
Specialized REITs - 0.4%
Public Storage Operating Co 3.875%	91,695	1,531,307
Public Storage Operating Co 3.95%	91,500	1,545,435
Public Storage Operating Co 4%	205,000	3,544,451
Public Storage Operating Co 4%	137,300	2,357,441
Public Storage Operating Co Series I, 4.875%	68,600	1,433,740
Public Storage Operating Co Series J, 4.7%	77,800	1,563,002
Public Storage Operating Co Series K, 4.75%	68,600	1,392,580
Public Storage Operating Co Series L, 4.625%	164,700	3,264,354
Public Storage Operating Co Series MM, 4.125%	64,100	1,137,499
Public Storage Operating Co Series O, 3.9%	96,794	1,625,171
Public Storage Operating Co Series S, 4.1%	95,915	1,682,349
		21,077,329
TOTAL REAL ESTATE		23,825,615

Utilities - 0.7%
Electric Utilities - 0.4%
Duke Energy Corp 5.625%	45,400	1,132,730
Entergy Louisiana LLC 4.875%	27,000	574,830
Entergy New Orleans LLC 5.5%	21,717	491,130
Georgia Power Co 5%	36,600	845,094
NextEra Energy Capital Holdings Inc 5.65%	105,300	2,480,868
SCE Trust II 5.1%	165,557	3,059,493
SCE Trust VII 7.5%	137,300	3,262,248
Southern Co/The 4.2%	202,300	3,809,309
Southern Co/The 5.25%	37,887	836,924
Southern Co/The Series A, 4.95%	291,567	6,122,907
		22,615,533
Multi-Utilities - 0.3%
CMS Energy Corp 5.625%	39,631	902,794
CMS Energy Corp 5.875%	57,830	1,355,535
CMS Energy Corp 5.875%	144,543	3,405,433
DTE Energy Co 4.375%	99,586	1,862,139
DTE Energy Co 4.375%	77,800	1,433,854
DTE Energy Co 5.25%	68,600	1,555,162
SCE Trust VI 5%	195,900	3,541,872
		14,056,789
TOTAL UTILITIES		36,672,322

TOTAL UNITED STATES		329,342,695
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $369,620,005)		340,328,008

Preferred Securities - 5.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (d)(g)(p)	1,085,000	1,133,858
GERMANY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 3.2% (d)(g)(p)	3,000,000	2,736,398
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (d)(p)	595,000	595,911
UNITED STATES - 4.9%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.125% (d)(p)	2,000,000	2,014,029
Energy Transfer LP 6.625% (d)(p)	18,255,000	18,192,288
Energy Transfer LP 6.75% (d)(p)	13,360,000	13,601,249
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (b)(d)(p)(q)	191,000	293,926
		34,101,492
Financials - 3.9%
Banks - 2.9%
Bank of America Corp 4.375% (d)(p)	7,640,000	7,462,337
Citigroup Inc 6.95% (d)(p)	6,885,000	6,958,598
JPMorgan Chase & Co 3.65% (d)(p)	14,650,000	14,431,034
JPMorgan Chase & Co 4% (d)(p)	13,820,000	14,034,739
JPMorgan Chase & Co 6.5% (d)(p)	55,440,000	56,976,956
JPMorgan Chase & Co 6.875% (d)(p)	9,205,000	9,821,003
PNC Financial Services Group Inc/The 5% (d)(p)	3,475,000	3,520,251
Truist Financial Corp 4.95% (d)(p)	6,250,000	6,301,773
Truist Financial Corp 5.1% (d)(p)	6,850,000	6,855,283
Wells Fargo & Co 3.9% (d)(p)	26,900,000	26,598,481
		152,960,455
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 3.75% (d)(p)	8,500,000	8,199,284
Charles Schwab Corp/The 5% (d)(p)	3,270,000	3,260,993
Goldman Sachs Group Inc/The 6.85% (d)(p)	5,130,000	5,269,150
Morgan Stanley 5.875% (d)(p)	3,450,000	3,542,929
Northern Trust Corp 4.6% (d)(p)	4,100,000	4,125,114
		24,397,470
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (d)(p)	4,915,000	4,468,733
Ally Financial Inc 4.7% (d)(p)	6,075,000	5,892,824
American Express Co 3.55% (d)(p)	6,290,000	6,141,606
Discover Financial Services 5.5% (d)(p)	2,820,000	2,806,236
Discover Financial Services 6.125% (d)(p)	1,375,000	1,411,116
		20,720,515
Financial Services - 0.0%
Equitable Holdings Inc 4.95% (d)(p)	1,250,000	1,256,491
Insurance - 0.1%
MetLife Inc 3.85% (d)(p)	4,400,000	4,435,607
TOTAL FINANCIALS		203,770,538

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 6% (d)(p)	1,470,000	1,460,046
Aircastle Ltd 5.25% (d)(g)(p)	5,870,000	5,915,932
		7,375,978
Utilities - 0.3%
Electric Utilities - 0.0%
Edison International 5% (d)(p)	2,230,000	2,090,559
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp 7% (d)(g)(p)	3,495,000	3,602,919
Vistra Corp 8% (d)(g)(p)	3,000,000	3,175,335
		6,778,254
Multi-Utilities - 0.1%
Dominion Energy Inc 4.35% (d)(p)	1,935,000	1,903,716
Sempra 4.875% (d)(p)	4,000,000	4,046,792
		5,950,508
TOTAL UTILITIES		14,819,321

TOTAL UNITED STATES		260,067,329
TOTAL PREFERRED SECURITIES (Cost $256,801,806)		264,533,496

U.S. Treasury Obligations - 0.0%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.875% 2/15/2043 (s) (Cost $1,905,167)	4.23 to 5.06	2,211,000	2,040,166

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.35	49,137,480	49,147,308
Fidelity Securities Lending Cash Central Fund (t)(u)	4.35	8,011,899	8,012,700
TOTAL MONEY MARKET FUNDS (Cost $57,159,426)			57,160,008

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,173,773,028)	5,310,729,093
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,743,324
NET ASSETS - 100.0%	5,314,472,417

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Long Term Bond Contracts (United States)	3	Jun 2025	372,375	14,549	14,549

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $328,603,430 or 6.2% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,419,541 or 0.3% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Level 3 security
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $960,000 and $934,848, respectively.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Non-income producing - Security is in default.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,528.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,966,137	444,179,323	451,998,152	864,847	-	-	49,147,308	49,137,480	0.1%
Fidelity Real Estate Equity Central Fund	832,159,104	9,583,665	26,783,024	9,583,665	2,310,407	(28,816,033)	788,454,119	5,501,354	77.6%
Fidelity Securities Lending Cash Central Fund	7,190,975	85,929,722	85,107,997	12,134	-	-	8,012,700	8,011,899	0.0%
Total	896,316,216	539,692,710	563,889,173	10,460,646	2,310,407	(28,816,033)	845,614,127	62,650,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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